Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between the
SEC-defined
“compensation actually paid” to our named executive officers (“NEOs”) and certain of our financial performance metrics during the fiscal years listed below. For the most recently completed fiscal year, we did not use any “financial performance measures” as defined Item 402(v) of Regulation
S-K
to link compensation paid to our NEOs. Accordingly, we have omitted the tabular list of financial performance measures and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation
S-K.
For further information regarding our compensation philosophy and how we seek to align executive compensation with our performance, refer to “Executive Compensation.” The disclosure included in this section is prescribed by SEC rules and does not necessarily reflect value actually received or realized by the NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.

Year	Summary Compensation Table Total for PEO – Ted White ($) (1)	Compensation actually paid to PEO – Ted White ($) (2)	Summary Compensation Table Total for PEO – Jayson Rieger ($) (3)	Compensation actually paid to PEO – Jayson Rieger ($) (4)	Average Summary Compensation Table Total for NON-PEO NEOs ($) (5)	Average Compensation actually paid to Non-PEO NEOs ($) (6)	Value of initial fixed $100 investment based on total shareholder return (TSR) ($) (7)	Net Loss (in millions) ($) (8)
2025	—	—	741,403	437,099	905,731	692,881	30.22	(17.9)
2024	2,594,382	(467,917)	1,236,225	1,061,427	1,192,879	(1,732)	25.45	(76.6)
2023	3,504,847	4,638,908	—	—	2,329,573	2,806,409	266.18	(67.0)

(1)
The dollar amounts reported are the amounts of total compensation reported for Ted White (our former Chief Executive Officer (“PEO1”)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. White as computed in accordance with Item 402(v) of
Regulation S-K.
In accordance with the requirements of Item 402(v) of
Regulation S-K, the
following adjustments were made to Mr. White’s total compensation for each year to determine the compensation actually paid:

Year	Total Compensation from Summary Compensation Table total ($)	Adjustment for Grant Date Values in the Summary Compensation Table ($)	Year-End Fair Value of Unvested Awards Granted in the Current Year ($)	Year- over- Year Difference of Year- End Fair Values for Unvested Awards Granted in Prior Years ($)	Fair Values at Vest Date for Awards Granted and Vested in Current Year ($)	Difference in Fair Values between Prior Year-End Fair Values and Vest-Date fair Values for Awards Granted in Prior Years ($)	Prior year-end fair values for awards granted in prior years that failed to meet vesting conditions ($)	Total Adjustments for Equity Awards ($)	Compensation Actually Paid ($)
2025	—	—	—	—	—	—	—	—	—
2024	2,594,382	(1,395,918)	—	—	—	(639,051)	(1,027,330)	(3,062,299)	(467,917)
2023	3,504,847	(2,589,968)	1,736,665	884,677	327,000	775,687	—	1,134,061	4,638,908

(3)
The dollar amounts reported are the amounts of total compensation reported for Jayson Rieger (our current Chief Executive Officer (“PEO2”)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”

(4)
The dollar amounts reported represent the amount of “compensation actually paid” to Dr. Rieger as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Rieger’s total compensation for each year to determine the compensation actually paid:

Year	Total Compensation from Summary Compensation Table total ($)	Adjustment for Grant Date Values in the Summary Compensation Table ($)	Year-End Fair Value of Unvested Awards Granted in the Current Year ($)	Year-over- Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years ($)	Fair Values at Vest Date for Awards Granted and Vested in Current Year ($)	Difference in Fair Values between Prior Year-End Fair Values and Vest-Date fair Values for Awards Granted in Prior Years ($)	Prior year-end fair values for awards granted in prior years that failed to meet vesting conditions ($)	Total Adjustments for Equity Awards ($)	Compensation Actually Paid ($)
2025	741,403	(350,235)	23,720	161,776	—	(139,565)	—	(304,304)	437,099
2024	1,236,225	(1,187,744)	1,012,946	—	—	—	—	(174,798)	1,061,427
2023	—	—	—	—	—	—	—	—	—

(5)
The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding the PEO) included for purposes of calculating the average amounts are, John J. Kirby, Noah Rosenberg, Christopher G. Hayes and Gary Goldenberg for 2025, Christopher Hayes, Joe Bonaccorso and Gary Goldenberg for 2024, and Christopher Hayes and Joe Bonaccorso for 2023.

(6)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid.

Year	Total Compensation from Summary Compensation Table total ($)	Adjustment for Grant Date Values in the Summary Compensation Table ($)	Year-End Fair Value of Unvested Awards Granted in the Current Year ($)	Year-over- Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years ($)	Fair Values at Vest Date for Awards Granted and Vested in Current Year ($)	Difference in Fair Values between Prior Year-End Fair Values and Vest-Date fair Values for Awards Granted in Prior Years ($)	Prior year-end fair values for awards granted in prior years that failed to meet vesting conditions ($)	Total Adjustments for Equity Awards ($)	Compensation Actually Paid ($)
2025	905,731	(164,223)	5,039	—	503	(2,134)	(52,035)	(212,850)	692,881
2024	1,192,879	(559,772)	46,357	(165,517)	—	(371,986)	(143,693)	(1,194,611)	(1,732)
2023	2,329,573	(1,708,194)	1,047,596	437,433	299,750	400,251	—	476,836	2,806,409

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.

(8)	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding the PEO) included for purposes of calculating the average amounts are, John J. Kirby, Noah Rosenberg, Christopher G. Hayes and Gary Goldenberg for 2025, Christopher Hayes, Joe Bonaccorso and Gary Goldenberg for 2024, and Christopher Hayes and Joe Bonaccorso for 2023.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. White as computed in accordance with Item 402(v) of
Regulation S-K.
In accordance with the requirements of Item 402(v) of
Regulation S-K, the
following adjustments were made to Mr. White’s total compensation for each year to determine the compensation actually paid:

Year	Total Compensation from Summary Compensation Table total ($)	Adjustment for Grant Date Values in the Summary Compensation Table ($)	Year-End Fair Value of Unvested Awards Granted in the Current Year ($)	Year- over- Year Difference of Year- End Fair Values for Unvested Awards Granted in Prior Years ($)	Fair Values at Vest Date for Awards Granted and Vested in Current Year ($)	Difference in Fair Values between Prior Year-End Fair Values and Vest-Date fair Values for Awards Granted in Prior Years ($)	Prior year-end fair values for awards granted in prior years that failed to meet vesting conditions ($)	Total Adjustments for Equity Awards ($)	Compensation Actually Paid ($)
2025	—	—	—	—	—	—	—	—	—
2024	2,594,382	(1,395,918)	—	—	—	(639,051)	(1,027,330)	(3,062,299)	(467,917)
2023	3,504,847	(2,589,968)	1,736,665	884,677	327,000	775,687	—	1,134,061	4,638,908

(3)
The dollar amounts reported are the amounts of total compensation reported for Jayson Rieger (our current Chief Executive Officer (“PEO2”)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”

(4)
The dollar amounts reported represent the amount of “compensation actually paid” to Dr. Rieger as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Rieger’s total compensation for each year to determine the compensation actually paid:

Year	Total Compensation from Summary Compensation Table total ($)	Adjustment for Grant Date Values in the Summary Compensation Table ($)	Year-End Fair Value of Unvested Awards Granted in the Current Year ($)	Year-over- Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years ($)	Fair Values at Vest Date for Awards Granted and Vested in Current Year ($)	Difference in Fair Values between Prior Year-End Fair Values and Vest-Date fair Values for Awards Granted in Prior Years ($)	Prior year-end fair values for awards granted in prior years that failed to meet vesting conditions ($)	Total Adjustments for Equity Awards ($)	Compensation Actually Paid ($)
2025	741,403	(350,235)	23,720	161,776	—	(139,565)	—	(304,304)	437,099
2024	1,236,225	(1,187,744)	1,012,946	—	—	—	—	(174,798)	1,061,427
2023	—	—	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 905,731	$ 1,192,879	$ 2,329,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 692,881	(1,732)	2,806,409
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO) for each year to determine the compensation actually paid.

Year	Total Compensation from Summary Compensation Table total ($)	Adjustment for Grant Date Values in the Summary Compensation Table ($)	Year-End Fair Value of Unvested Awards Granted in the Current Year ($)	Year-over- Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years ($)	Fair Values at Vest Date for Awards Granted and Vested in Current Year ($)	Difference in Fair Values between Prior Year-End Fair Values and Vest-Date fair Values for Awards Granted in Prior Years ($)	Prior year-end fair values for awards granted in prior years that failed to meet vesting conditions ($)	Total Adjustments for Equity Awards ($)	Compensation Actually Paid ($)
2025	905,731	(164,223)	5,039	—	503	(2,134)	(52,035)	(212,850)	692,881
2024	1,192,879	(559,772)	46,357	(165,517)	—	(371,986)	(143,693)	(1,194,611)	(1,732)
2023	2,329,573	(1,708,194)	1,047,596	437,433	299,750	400,251	—	476,836	2,806,409

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to our PEOs and our non-PEO
NEOs, as calculated pursuant to SEC rules, to our cumulative TSR over the three years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
We do not use net loss as a performance measure in our executive compensation program, and we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented. The chart below illustrates the relationship of the compensation actually paid for our PEOs and non-PEO
NEOs, as calculated pursuant to SEC rules, to our net loss over the three years presented in the Pay Versus Performance table.

Total Shareholder Return Amount	$ 30.22	25.45	266.18
Net Income (Loss)	(17,900,000)	(76,600,000)	(67,000,000)
Ted White [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	2,594,382	3,504,847
PEO Actually Paid Compensation Amount	$ 0	(467,917)	4,638,908
PEO Name	Ted White
Jayson Rieger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 741,403	1,236,225	0
PEO Actually Paid Compensation Amount	$ 437,099	1,061,427	0
PEO Name	Jayson Rieger
PEO | Ted White [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(3,062,299)	1,134,061
PEO | Ted White [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,395,918)	(2,589,968)
PEO | Ted White [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,736,665
PEO | Ted White [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	884,677
PEO | Ted White [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	327,000
PEO | Ted White [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(639,051)	775,687
PEO | Ted White [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,027,330)	0
PEO | Jayson Rieger [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(304,304)	(174,798)	0
PEO | Jayson Rieger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,235)	(1,187,744)	0
PEO | Jayson Rieger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,720	1,012,946	0
PEO | Jayson Rieger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,776	0	0
PEO | Jayson Rieger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Jayson Rieger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,565)	0	0
PEO | Jayson Rieger [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,850)	(1,194,611)	476,836
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,223)	(559,772)	(1,708,194)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,039	46,357	1,047,596
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(165,517)	437,433
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	503	0	299,750
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,134)	(371,986)	400,251
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (52,035)	$ (143,693)	$ 0